Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	3 Months Ended
Jun. 30, 2018
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]

Information on the Consolidated Balance Sheet (unaudited)

Financial Assets/Liabilities at Fair Value through Profit or Loss

in € m.	Jun 30, 2018	Dec 31, 2017
Trading Financial assets:
Trading assets:
Trading securities	148,811	173,196
Other trading assets[1]	11,835	11,466
Total trading assets	160,646	184,661
Positive market values from derivative financial instruments	347,582	361,032
Total Trading Financial assets	508,228	545,693
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	39,549	N/A
Securities borrowed	21,367	N/A
Loans	13,269	N/A
Other financial assets mandatory at fair value through profit or loss	19,184	N/A
Total Non-trading financial assets mandatory at fair value through profit or loss	93,370	N/A
Financial assets designated at fair value through profit or loss:
Securities purchased under resale agreements	0	57,843
Securities borrowed	0	20,254
Loans	0	4,802
Other financial assets designated at fair value through profit or loss	673	8,377
Total financial assets designated at fair value through profit or loss	673	91,276
Total financial assets at fair value through profit or loss	602,270	636,970

[1] Includes traded loans of €  10.7 billion and € 10.9 billion at June 30, 2018 and December 31, 2017, respectively.

in € m.	Jun 30, 2018	Dec 31, 2017
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	59,984	71,148
Other trading liabilities	728	314
Total trading liabilities	60,712	71,462
Negative market values from derivative financial instruments	333,375	342,726
Total financial liabilities classified as held for trading	394,087	414,189
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	31,340	53,840
Loan commitments	0	8
Long-term debt	6,248	6,439
Other financial liabilities designated at fair value through profit or loss	2,332	3,587
Total financial liabilities designated at fair value through profit or loss	39,920	63,874
Investment contract liabilities	560	574
Total financial liabilities at fair value through profit or loss	434,567	478,636